Financing Receivables (Financing Receivables and Related Allowance for Doubtful Accounts) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	¥ 10,380	¥ 7,114
Provision	9,225	5,171
Charge-offs	(5,691)	(1,905)
Allowance for doubtful accounts, ending balance	13,914	10,380
Ending balance: collectively evaluated for impairment	10,152	6,211
Ending balance: individually evaluated for impairment	3,762	4,169
Financing receivables, Ending balance	572,818	506,789
Ending balance: collectively evaluated for impairment	569,030	502,591
Ending balance: individually evaluated for impairment	3,788	4,198
Installment receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	75	203
Charge-offs	(19)	(128)
Allowance for doubtful accounts, ending balance	56	75
Ending balance: collectively evaluated for impairment	56	75
Financing receivables, Ending balance	330	411
Ending balance: collectively evaluated for impairment	330	411
Credit card receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	6,114	2,144
Provision	9,613	5,714
Charge-offs	(5,652)	(1,744)
Allowance for doubtful accounts, ending balance	10,075	6,114
Ending balance: collectively evaluated for impairment	10,075	6,114
Financing receivables, Ending balance	276,492	234,412
Ending balance: collectively evaluated for impairment	276,492	234,412
Receivables Due to Transfers
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, Ending balance	283,274	259,218
Ending balance: collectively evaluated for impairment	283,274	259,218
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	4,191	4,767
Provision	(388)	(543)
Charge-offs	(20)	(33)
Allowance for doubtful accounts, ending balance	3,783	4,191
Ending balance: collectively evaluated for impairment	21	22
Ending balance: individually evaluated for impairment	3,762	4,169
Financing receivables, Ending balance	12,722	12,748
Ending balance: collectively evaluated for impairment	8,934	8,550
Ending balance: individually evaluated for impairment	¥ 3,788	¥ 4,198